Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed 100 Investment based on: (4)
Year	Summary Compensation Table Total for Kevin O’Connor ($) (1)	Summary Compensation Table Total for Stuart Lubow ($) (1)	Compensation Actually Paid to Kevin O’Connor ($) (1) (2) (3)	Compensation Actually Paid to Stuart Lubow ($) (1) (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1) (2) (3)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Adjusted ROATCE (5)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	N/A	4,172,480	N/A	3,994,757	1,120,807	1,179,381	148.64	145.06	110.7	10%
2024	N/A	3,546,605	N/A	3,954,412	979,609	1,137,628	146.53	138.72	29.1	6%
2023	10,135,803	4,522,226	7,246,970	4,278,562	985,010	899,141	123.11	121.01	96.1	11%
2022	4,255,662	N/A	3,567,836	N/A	1,656,101	1,490,284	139.13	120.97	152.6	17%
2021	9,674,312	N/A	10,555,214	N/A	2,954,276	3,376,950	149.29	134.24	104.0	11%
(1)	Kevin O'Connor was our PEO for 2020 through August 31, 2023. Stuart Lubow is our PEO starting August 31, 2023. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Stuart H. Lubow *	Stuart H. Lubow	Avinash Reddy	Avinash Reddy	Avinash Reddy
Avinash Reddy *	Avinash Reddy	Conrad J. Gunther	Conrad J. Gunther	Conrad J. Gunther
Conrad J. Gunther *	Conrad J. Gunther	Patricia M. Schaubeck	Michael J. Fegan	Michael J. Fegan
Patricia M. Schaubeck *	Patricia M. Schaubeck	Michael J. Fegan	Christopher J. Porzelt	Christopher J. Porzelt
Howard H. Nolan				Thomas X. Geisel
John M. McCaffery

* Messrs. Lubow, Reddy, Gunther and Ms. Schaubeck became NEOs for the first time in 2021 and, pursuant to SEC rules, their compensation in this Pay Versus Performance disclosure reflects amounts calculated from February 1, 2021, which was the date of the Merger and the first day of their employment with the Company.

(2)	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year and any prior year service cost of pension benefits (if a plan amendment or initiation occurred during the year).
(4)	The Peer Group TSR set forth in this table utilizes the S&P SmallCap 600 Banks Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P SmallCap 600 Banks Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)	We determined Adjusted Return on Average Tangible Common Equity (“Adjusted ROATCE”) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. Return on average tangible common equity (ROATCE) is a non-GAAP measure that is computed by dividing net earnings applicable to common shareholders by average monthly tangible common shareholders’ equity, and Adjusted ROATCE is a non-GAAP measure that further excludes from ROATCE one-time items such as Merger-related expenses, severance expenses, gains from sales of securities and other assets, branch closure expenses, expenses related to termination of borrowings, and other one-time items. This performance measure may not have been the most important financial performance measure for years 2024, 2023, 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Please refer to the Compensation Discussion & Analysis for additional information about our compensation program in 2025.

	Summary		Exclusion of
	Compensation	Exclusion of Change	Stock Awards and	Inclusion of Pension	Inclusion of	Compensation
	Table Total for	in Pension Value for	Option Awards for	Service Cost for	Equity Values for	Actually Paid to
	Kevin O'Connor	Kevin O'Connor	Kevin O'Connor	Kevin O'Connor	Kevin O'Connor	Kevin O'Connor
Year	($)	($)	($)	($)	($)	($)
2025	N/A	N/A	N/A	N/A	N/A	N/A
2024	N/A	N/A	N/A	N/A	N/A	N/A
2023	10,135,803	-374,957	-539,841	48,573	-2,022,608	7,246,970
2022	4,255,662	-568,791	-584,959	48,098	417,826	3,567,836
2021	9,674,312	-246,142	-2,572,445	59,569	3,639,920	10,555,214

	Summary		Exclusion of
	Compensation	Exclusion of Change	Stock Awards and	Inclusion of Pension	Inclusion of	Compensation
	Table Total for	in Pension Value for	Option Awards for	Service Cost for	Equity Values for	Actually Paid to
	Stuart Lubow	Stuart Lubow	Stuart Lubow	Stuart Lubow	Stuart Lubow	Stuart Lubow
Year	($)	($)	($)	($)	($)	($)
2025	4,172,480	-500,442	-1,163,271	—	1,485,990	3,994,757
2024	3,546,605	-436,486	-652,769	—	1,497,062	3,954,412
2023	4,522,226	-347,611	-1,868,314	—	1,972,261	4,278,562

	Average	Average	Average
	Summary	Exclusion of	Exclusion of	Average	Average	Average
	Compensation	Change in	Stock Awards and	Inclusion of Pension	Inclusion of	Compensation
	Table Total for	Pension Value for	Option Awards for	Service Cost for	Equity Values for	Actually Paid to
	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs
Year	($)	($)	($)	($)	($)	($)
2025	1,120,807	—	-277,597	—	336,171	1,179,381
2024	979,609	—	-183,361	—	341,380	1,137,628
2023	985,010	—	-216,589	—	130,720	899,141
2022	1,656,101	-112,160	-228,767	—	175,110	1,490,284
2021	2,954,276	-33,159	-408,322	4,372	859,783	3,376,950

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	Year-End Fair			Change in Fair
	Value of Equity	Change in Fair	Vesting-Date	Value from
	Awards Granted	Value from Last	Fair Value of	Last Day of	Fair Value at	Value of
	During Year	Day of Prior	Equity Awards	Prior Year to	Last Day of	Dividends or Other
	That Remained	Year to Last	Granted During	Vesting Date of	Prior Year of	Earnings Paid	Total -
	Unvested	Day of Year of	Year that	Unvested Equity	Equity Awards	on Equity Awards	Inclusion of
	as of Last	Unvested Equity	Vested During	Awards that Vested	Forfeited	Not Otherwise	Equity Values
	Day of Year for	Awards for	Year for	During Year for	During Year for	Included for	for
	Kevin O'Connor	Kevin O'Connor	Kevin O'Connor	Kevin O'Connor	Kevin O'Connor	Kevin O'Connor	Kevin O'Connor
Year	($)	($)	($)	($)	($)	($)	($)
2025	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	—	—	—	-34,152	-1,988,456	—	-2,022,608
2022	642,454	-209,666	—	-14,962	—	—	417,826
2021	3,437,414	—	—	202,506	—	—	3,639,920

	Year-End Fair			Change in Fair
	Value of Equity	Change in Fair	Vesting-Date	Value from
	Awards Granted	Value from Last	Fair Value of	Last Day of	Fair Value at	Value of
	During Year	Day of Prior	Equity Awards	Prior Year to	Last Day of	Dividends or Other
	That Remained	Year to Last	Granted During	Vesting Date of	Prior Year of	Earnings Paid	Total -
	Unvested	Day of Year of	Year that	Unvested Equity	Equity Awards	on Equity Awards	Inclusion of
	as of Last	Unvested Equity	Vested During	Awards that Vested	Forfeited	Not Otherwise	Equity Values
	Day of Year for	Awards for	Year for	During Year for	During Year for	Included for	for
	Stuart Lubow	Stuart Lubow	Stuart Lubow	Stuart Lubow	Stuart Lubow	Stuart Lubow	Stuart Lubow
Year	($)	($)	($)	($)	($)	($)	($)
2025	1,614,028	-154,210	—	26,172	—	—	1,485,990
2024	1,401,344	380,507	—	-284,789	—	—	1,497,062
2023	2,280,325	-270,024	—	-38,040	—	—	1,972,261

Average
	Average			Change
	Year-End Fair	Average		in Fair Value
	Value of Equity	Change	Average	from Last Day	Average Fair	Average Value
	Awards Granted	in Fair Value	Vesting-Date	of Prior Year to	Value at Last	of Dividends or
	During Year	from Last Day	Fair Value of	Vesting Date	Day of Prior	Other Earnings
	That Remained	of Prior Year to	Equity Awards	of Unvested	Year of Equity	Paid on Equity	Total -
	Unvested	Last Day of Year	Granted During	Equity Awards	Awards	Awards Not	Average
	as of Last Day	of Unvested	Year that Vested	that Vested	Forfeited	Otherwise	Inclusion of
	of Year for	Equity Awards for	During Year for	During Year for	During Year for	Included for	Equity Values for
	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs
Year	($)	($)	($)	($)	($)	($)	($)
2025	305,672	-7,073	47,356	9,613	-19,397	—	336,171
2024	393,641	45,769	—	-98,030	—	—	341,380
2023	248,281	-102,915	—	-14,646	—	—	130,720
2022	251,263	-68,014	—	-8,139	—	—	175,110
2021	779,427	—	55,978	24,378	—	—	859,783

Company Selected Measure Name	Adjusted ROATCE
Named Executive Officers, Footnote

							Value of Initial Fixed 100 Investment based on: (4)
Year	Summary Compensation Table Total for Kevin O’Connor ($) (1)	Summary Compensation Table Total for Stuart Lubow ($) (1)	Compensation Actually Paid to Kevin O’Connor ($) (1) (2) (3)	Compensation Actually Paid to Stuart Lubow ($) (1) (2) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1) (2) (3)	TSR ($)	Peer Group TSR ($)	Net Income ($ Millions)	Adjusted ROATCE (5)
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	N/A	4,172,480	N/A	3,994,757	1,120,807	1,179,381	148.64	145.06	110.7	10%
2024	N/A	3,546,605	N/A	3,954,412	979,609	1,137,628	146.53	138.72	29.1	6%
2023	10,135,803	4,522,226	7,246,970	4,278,562	985,010	899,141	123.11	121.01	96.1	11%
2022	4,255,662	N/A	3,567,836	N/A	1,656,101	1,490,284	139.13	120.97	152.6	17%
2021	9,674,312	N/A	10,555,214	N/A	2,954,276	3,376,950	149.29	134.24	104.0	11%
(1)	Kevin O'Connor was our PEO for 2020 through August 31, 2023. Stuart Lubow is our PEO starting August 31, 2023. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021	2022	2023	2024	2025
Stuart H. Lubow *	Stuart H. Lubow	Avinash Reddy	Avinash Reddy	Avinash Reddy
Avinash Reddy *	Avinash Reddy	Conrad J. Gunther	Conrad J. Gunther	Conrad J. Gunther
Conrad J. Gunther *	Conrad J. Gunther	Patricia M. Schaubeck	Michael J. Fegan	Michael J. Fegan
Patricia M. Schaubeck *	Patricia M. Schaubeck	Michael J. Fegan	Christopher J. Porzelt	Christopher J. Porzelt
Howard H. Nolan				Thomas X. Geisel
John M. McCaffery

* Messrs. Lubow, Reddy, Gunther and Ms. Schaubeck became NEOs for the first time in 2021 and, pursuant to SEC rules, their compensation in this Pay Versus Performance disclosure reflects amounts calculated from February 1, 2021, which was the date of the Merger and the first day of their employment with the Company.

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P SmallCap 600 Banks Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P SmallCap 600 Banks Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote
(3)	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEOs and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. Amounts in the Inclusion of Pension Service Cost are based on the service cost for services rendered during the listed year and any prior year service cost of pension benefits (if a plan amendment or initiation occurred during the year).
(4)	The Peer Group TSR set forth in this table utilizes the S&P SmallCap 600 Banks Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P SmallCap 600 Banks Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)	We determined Adjusted Return on Average Tangible Common Equity (“Adjusted ROATCE”) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. Return on average tangible common equity (ROATCE) is a non-GAAP measure that is computed by dividing net earnings applicable to common shareholders by average monthly tangible common shareholders’ equity, and Adjusted ROATCE is a non-GAAP measure that further excludes from ROATCE one-time items such as Merger-related expenses, severance expenses, gains from sales of securities and other assets, branch closure expenses, expenses related to termination of borrowings, and other one-time items. This performance measure may not have been the most important financial performance measure for years 2024, 2023, 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Please refer to the Compensation Discussion & Analysis for additional information about our compensation program in 2025.

	Summary		Exclusion of
	Compensation	Exclusion of Change	Stock Awards and	Inclusion of Pension	Inclusion of	Compensation
	Table Total for	in Pension Value for	Option Awards for	Service Cost for	Equity Values for	Actually Paid to
	Kevin O'Connor	Kevin O'Connor	Kevin O'Connor	Kevin O'Connor	Kevin O'Connor	Kevin O'Connor
Year	($)	($)	($)	($)	($)	($)
2025	N/A	N/A	N/A	N/A	N/A	N/A
2024	N/A	N/A	N/A	N/A	N/A	N/A
2023	10,135,803	-374,957	-539,841	48,573	-2,022,608	7,246,970
2022	4,255,662	-568,791	-584,959	48,098	417,826	3,567,836
2021	9,674,312	-246,142	-2,572,445	59,569	3,639,920	10,555,214

	Summary		Exclusion of
	Compensation	Exclusion of Change	Stock Awards and	Inclusion of Pension	Inclusion of	Compensation
	Table Total for	in Pension Value for	Option Awards for	Service Cost for	Equity Values for	Actually Paid to
	Stuart Lubow	Stuart Lubow	Stuart Lubow	Stuart Lubow	Stuart Lubow	Stuart Lubow
Year	($)	($)	($)	($)	($)	($)
2025	4,172,480	-500,442	-1,163,271	—	1,485,990	3,994,757
2024	3,546,605	-436,486	-652,769	—	1,497,062	3,954,412
2023	4,522,226	-347,611	-1,868,314	—	1,972,261	4,278,562

	Year-End Fair			Change in Fair
	Value of Equity	Change in Fair	Vesting-Date	Value from
	Awards Granted	Value from Last	Fair Value of	Last Day of	Fair Value at	Value of
	During Year	Day of Prior	Equity Awards	Prior Year to	Last Day of	Dividends or Other
	That Remained	Year to Last	Granted During	Vesting Date of	Prior Year of	Earnings Paid	Total -
	Unvested	Day of Year of	Year that	Unvested Equity	Equity Awards	on Equity Awards	Inclusion of
	as of Last	Unvested Equity	Vested During	Awards that Vested	Forfeited	Not Otherwise	Equity Values
	Day of Year for	Awards for	Year for	During Year for	During Year for	Included for	for
	Kevin O'Connor	Kevin O'Connor	Kevin O'Connor	Kevin O'Connor	Kevin O'Connor	Kevin O'Connor	Kevin O'Connor
Year	($)	($)	($)	($)	($)	($)	($)
2025	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	—	—	—	-34,152	-1,988,456	—	-2,022,608
2022	642,454	-209,666	—	-14,962	—	—	417,826
2021	3,437,414	—	—	202,506	—	—	3,639,920

	Year-End Fair			Change in Fair
	Value of Equity	Change in Fair	Vesting-Date	Value from
	Awards Granted	Value from Last	Fair Value of	Last Day of	Fair Value at	Value of
	During Year	Day of Prior	Equity Awards	Prior Year to	Last Day of	Dividends or Other
	That Remained	Year to Last	Granted During	Vesting Date of	Prior Year of	Earnings Paid	Total -
	Unvested	Day of Year of	Year that	Unvested Equity	Equity Awards	on Equity Awards	Inclusion of
	as of Last	Unvested Equity	Vested During	Awards that Vested	Forfeited	Not Otherwise	Equity Values
	Day of Year for	Awards for	Year for	During Year for	During Year for	Included for	for
	Stuart Lubow	Stuart Lubow	Stuart Lubow	Stuart Lubow	Stuart Lubow	Stuart Lubow	Stuart Lubow
Year	($)	($)	($)	($)	($)	($)	($)
2025	1,614,028	-154,210	—	26,172	—	—	1,485,990
2024	1,401,344	380,507	—	-284,789	—	—	1,497,062
2023	2,280,325	-270,024	—	-38,040	—	—	1,972,261

Non-PEO NEO Average Total Compensation Amount	$ 1,120,807	$ 979,609	$ 985,010	$ 1,656,101	$ 2,954,276
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,179,381	1,137,628	899,141	1,490,284	3,376,950
Adjustment to Non-PEO NEO Compensation Footnote

	Average	Average	Average
	Summary	Exclusion of	Exclusion of	Average	Average	Average
	Compensation	Change in	Stock Awards and	Inclusion of Pension	Inclusion of	Compensation
	Table Total for	Pension Value for	Option Awards for	Service Cost for	Equity Values for	Actually Paid to
	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs
Year	($)	($)	($)	($)	($)	($)
2025	1,120,807	—	-277,597	—	336,171	1,179,381
2024	979,609	—	-183,361	—	341,380	1,137,628
2023	985,010	—	-216,589	—	130,720	899,141
2022	1,656,101	-112,160	-228,767	—	175,110	1,490,284
2021	2,954,276	-33,159	-408,322	4,372	859,783	3,376,950

Average
	Average			Change
	Year-End Fair	Average		in Fair Value
	Value of Equity	Change	Average	from Last Day	Average Fair	Average Value
	Awards Granted	in Fair Value	Vesting-Date	of Prior Year to	Value at Last	of Dividends or
	During Year	from Last Day	Fair Value of	Vesting Date	Day of Prior	Other Earnings
	That Remained	of Prior Year to	Equity Awards	of Unvested	Year of Equity	Paid on Equity	Total -
	Unvested	Last Day of Year	Granted During	Equity Awards	Awards	Awards Not	Average
	as of Last Day	of Unvested	Year that Vested	that Vested	Forfeited	Otherwise	Inclusion of
	of Year for	Equity Awards for	During Year for	During Year for	During Year for	Included for	Equity Values for
	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs
Year	($)	($)	($)	($)	($)	($)	($)
2025	305,672	-7,073	47,356	9,613	-19,397	—	336,171
2024	393,641	45,769	—	-98,030	—	—	341,380
2023	248,281	-102,915	—	-14,646	—	—	130,720
2022	251,263	-68,014	—	-8,139	—	—	175,110
2021	779,427	—	55,978	24,378	—	—	859,783

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Most Important Financial Performance Measures

The following represents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2025 to Company performance. The measures in this table are not ranked.

Net Income

Adjusted Return on Tangible Common Equity

Adjusted Non-Interest Expense/Average Assets

Total Shareholder Return Amount	$ 148.64	146.53	123.11	139.13	149.29
Peer Group Total Shareholder Return Amount	145.06	138.72	121.01	120.97	134.24
Net Income (Loss)	$ 110,700,000	$ 29,100,000	$ 96,100,000	$ 152,600,000	$ 104,000,000
Company Selected Measure Amount	0.10	0.06	0.11	0.17	0.11
PEO Name	Stuart Lubow
Equity Awards Adjustments, Footnote

	Average	Average	Average
	Summary	Exclusion of	Exclusion of	Average	Average	Average
	Compensation	Change in	Stock Awards and	Inclusion of Pension	Inclusion of	Compensation
	Table Total for	Pension Value for	Option Awards for	Service Cost for	Equity Values for	Actually Paid to
	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs
Year	($)	($)	($)	($)	($)	($)
2025	1,120,807	—	-277,597	—	336,171	1,179,381
2024	979,609	—	-183,361	—	341,380	1,137,628
2023	985,010	—	-216,589	—	130,720	899,141
2022	1,656,101	-112,160	-228,767	—	175,110	1,490,284
2021	2,954,276	-33,159	-408,322	4,372	859,783	3,376,950

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	Year-End Fair			Change in Fair
	Value of Equity	Change in Fair	Vesting-Date	Value from
	Awards Granted	Value from Last	Fair Value of	Last Day of	Fair Value at	Value of
	During Year	Day of Prior	Equity Awards	Prior Year to	Last Day of	Dividends or Other
	That Remained	Year to Last	Granted During	Vesting Date of	Prior Year of	Earnings Paid	Total -
	Unvested	Day of Year of	Year that	Unvested Equity	Equity Awards	on Equity Awards	Inclusion of
	as of Last	Unvested Equity	Vested During	Awards that Vested	Forfeited	Not Otherwise	Equity Values
	Day of Year for	Awards for	Year for	During Year for	During Year for	Included for	for
	Kevin O'Connor	Kevin O'Connor	Kevin O'Connor	Kevin O'Connor	Kevin O'Connor	Kevin O'Connor	Kevin O'Connor
Year	($)	($)	($)	($)	($)	($)	($)
2025	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	—	—	—	-34,152	-1,988,456	—	-2,022,608
2022	642,454	-209,666	—	-14,962	—	—	417,826
2021	3,437,414	—	—	202,506	—	—	3,639,920

	Year-End Fair			Change in Fair
	Value of Equity	Change in Fair	Vesting-Date	Value from
	Awards Granted	Value from Last	Fair Value of	Last Day of	Fair Value at	Value of
	During Year	Day of Prior	Equity Awards	Prior Year to	Last Day of	Dividends or Other
	That Remained	Year to Last	Granted During	Vesting Date of	Prior Year of	Earnings Paid	Total -
	Unvested	Day of Year of	Year that	Unvested Equity	Equity Awards	on Equity Awards	Inclusion of
	as of Last	Unvested Equity	Vested During	Awards that Vested	Forfeited	Not Otherwise	Equity Values
	Day of Year for	Awards for	Year for	During Year for	During Year for	Included for	for
	Stuart Lubow	Stuart Lubow	Stuart Lubow	Stuart Lubow	Stuart Lubow	Stuart Lubow	Stuart Lubow
Year	($)	($)	($)	($)	($)	($)	($)
2025	1,614,028	-154,210	—	26,172	—	—	1,485,990
2024	1,401,344	380,507	—	-284,789	—	—	1,497,062
2023	2,280,325	-270,024	—	-38,040	—	—	1,972,261

Average
	Average			Change
	Year-End Fair	Average		in Fair Value
	Value of Equity	Change	Average	from Last Day	Average Fair	Average Value
	Awards Granted	in Fair Value	Vesting-Date	of Prior Year to	Value at Last	of Dividends or
	During Year	from Last Day	Fair Value of	Vesting Date	Day of Prior	Other Earnings
	That Remained	of Prior Year to	Equity Awards	of Unvested	Year of Equity	Paid on Equity	Total -
	Unvested	Last Day of Year	Granted During	Equity Awards	Awards	Awards Not	Average
	as of Last Day	of Unvested	Year that Vested	that Vested	Forfeited	Otherwise	Inclusion of
	of Year for	Equity Awards for	During Year for	During Year for	During Year for	Included for	Equity Values for
	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs
Year	($)	($)	($)	($)	($)	($)	($)
2025	305,672	-7,073	47,356	9,613	-19,397	—	336,171
2024	393,641	45,769	—	-98,030	—	—	341,380
2023	248,281	-102,915	—	-14,646	—	—	130,720
2022	251,263	-68,014	—	-8,139	—	—	175,110
2021	779,427	—	55,978	24,378	—	—	859,783

Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Non-GAAP Measure Description	We determined Adjusted Return on Average Tangible Common Equity (“Adjusted ROATCE”) to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025. Return on average tangible common equity (ROATCE) is a non-GAAP measure that is computed by dividing net earnings applicable to common shareholders by average monthly tangible common shareholders’ equity, and Adjusted ROATCE is a non-GAAP measure that further excludes from ROATCE one-time items such as Merger-related expenses, severance expenses, gains from sales of securities and other assets, branch closure expenses, expenses related to termination of borrowings, and other one-time items. This performance measure may not have been the most important financial performance measure for years 2024, 2023, 2022 and 2021 and we may determine a different financial performance measure to be the most important financial performance measure in future years. Please refer to the Compensation Discussion & Analysis for additional information about our compensation program in 2025.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Return on Tangible Common Equity
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Non-Interest Expense/Average Assets
Kevin O'Connor
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,135,803	$ 4,255,662	$ 9,674,312
PEO Actually Paid Compensation Amount			7,246,970	3,567,836	10,555,214
Stuart Lubow
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,172,480	$ 3,546,605	4,522,226
PEO Actually Paid Compensation Amount	3,994,757	3,954,412	4,278,562
PEO | Kevin O'Connor | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(374,957)	(568,791)	(246,142)
PEO | Kevin O'Connor | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			48,573	48,098	59,569
PEO | Kevin O'Connor | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(539,841)	(584,959)	(2,572,445)
PEO | Kevin O'Connor | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,022,608)	417,826	3,639,920
PEO | Kevin O'Connor | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				642,454	3,437,414
PEO | Kevin O'Connor | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(209,666)
PEO | Kevin O'Connor | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(34,152)	(14,962)	202,506
PEO | Kevin O'Connor | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,988,456)
PEO | Stuart Lubow | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(500,442)	(436,486)	(347,611)
PEO | Stuart Lubow | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,163,271)	(652,769)	(1,868,314)
PEO | Stuart Lubow | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,485,990	1,497,062	1,972,261
PEO | Stuart Lubow | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,614,028	1,401,344	2,280,325
PEO | Stuart Lubow | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(154,210)	380,507	(270,024)
PEO | Stuart Lubow | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	26,172	(284,789)	(38,040)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	336,171	341,380	130,720	175,110	859,783
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	305,672	393,641	248,281	251,263	779,427
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,073)	45,769	(102,915)	(68,014)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,356				55,978
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,613	$ (98,030)	$ (14,646)	$ (8,139)	$ 24,378
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (19,397)